Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	9 Months Ended
Dec. 31, 2013
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 0.50
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	1,887,175
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	1.92
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	0.50
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	0.60
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	943,588
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	1.92
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	0.60
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	0.50
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	3,604,652
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	3.86
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	$ 0.50